Non-controlling Interests (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Non-Controlling Interest in Subsidiaries
The total
non-controlling
interest at 31 December 2021 is $681 million (2020: $692 million) of which $498 million (2020: $501 million) relates to Republic Cement & Building Materials (RCBM), Inc. and Republic Cement Land & Resources (RCLR), Inc. The
non-controlling
interests in respect of the Group’s other subsidiaries are not considered to be material.

Name	Principal activity	Country of incorporation	Economic ownership interest held by non-controlling interest

Republic Cement & Building Materials, Inc. and Republic Cement Land & Resources Inc.	Manufacture, development and sale of cement and building materials	Philippines	45%

Schedule of Summarized Financial Information of Non Controlling Interest
The following is summarised financial information for RCBM and RCLR prepared in accordance with IFRS 12
Disclosure of Interests in Other Entities
. This information is before intragroup eliminations with other Group companies.

Summarised financial information	2021 $m	2020 $m
Profit for the year	61	22

Current assets	210	250
Non-current assets	1,618	1,754
Current liabilities	(240)	(181)
Non-current liabilities	(737)	(984)
Net assets	851	839

Cash flows from operating activities	77	38